Convertible Senior Notes - Schedule of Amounts of Interest Cost Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Debt Disclosure [Abstract]
Contractual interest expense	¥ 404,120	$ 58,592	¥ 556,382	¥ 364,922
Amortization of the discount and issuance costs	65,475	9,493	559,332	434,317
Total	¥ 469,595	$ 68,085	¥ 1,115,714	¥ 799,239